Note 24 - Share-based Payments - Weighted Average Fair Value of the Options and Assumptions (Details) - BRL (R$)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Fair value of options granted	[1]	R$ 4.50	R$ 5.62	R$ 6.51
Share price (in BRL per share)	[1]	R$ 17.66	R$ 18.04	R$ 19.80
Exercise price (in BRL per share)	[1]	R$ 17.66	R$ 18.04	R$ 19.80
Expected volatility	[1]	23.80%	26.20%	26.70%
Vesting year	[1]	5	5	5
Expected dividends	[1]	5.00%	5.00%	5.00%
Risk-free interest rate	[1],[2]	7.80%	9.60%	10.10%

[1]	Information based on weighted average plans granted, except for the expected dividends and risk-free interest rate.
[2]	The percentages include the grants of stock options and ADR's during the period, in which the risk-free interest rate of ADR's are calculated in U.S. dollar.